Basis of Presentation - Accounting Standards (Details) - USD ($)	Jan. 01, 2019	Dec. 31, 2018	Oct. 17, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' Capital			$ 427,209,584	$ 433,646,558	$ 475,677,301
Other long-term liabilities				1,047,477
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' Capital				$ (2,137,210)
Restatement Adjustment [Member] | Accounting Standards Update 2016-16 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' Capital		$ 1,047,477
Other long-term liabilities		$ (1,047,477)
Restatement Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities	$ 4,500,000
Operating lease assets	$ 4,500,000